Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes
Income Taxes

12. Income Taxes

        Following its IPO, the Company began recording a federal and state income tax liability associated with its status as a corporation. Prior to the IPO, the Company only recorded a provision for Texas franchise tax as the Company's taxable income or loss was includable in the income tax returns of the individual partners and members.

        The Company will recognize a tax liability on its share of pre-tax book income, exclusive of the non-controlling interest. JEH is not subject to income tax at the federal level and only recognizes Texas franchise tax expense. The following table summarizes the tax provision for the years ended December 31, 2013, 2012 and 2011:

	Year Ended December 31,
(in thousands of dollars)	2013	2012	2011
Current tax expense
Federal	$85	$—	$—
State	—	—	—

Total current expense	85	—	—

Deferred tax expense (benefit)
Federal	(1,260)	—	—
State	1,104	473	173

Total deferred expense (benefit)	(156)	473	173

Total tax expense (benefit)	(71)	473	173

Tax benefit attributable to controlling interests	(1,223)	—	—
Tax expense attributable to non-controlling interests	1,152	473	173

Total tax expense (benefit)	$(71)	$473	$173

        For the years ended December 31, 2012 and 2011, the reported taxes relate solely to the Texas franchise tax liability of JEH.

        A reconciliation of the Company's provision for income taxes as reported and the amount computed by multiplying income before taxes, less non-controlling interest, by the U.S. federal statutory rate of 35%:

(in thousands of dollars)	December 31, 2013
Provision calculated at federal statutory income tax rate:
Net income before taxes	$22,334
Statutory rate	35%

Income tax expense computed at statutory rate	7,817
Less: Non-controlling interests	(9,009)

Income tax benefit attributable to controlling interests	(1,192)
State and local income taxes, net of federal benefit	(49)
Other	18

Tax benefit attributable to controlling interests	(1,223)
Tax expense attributable to non-controlling interests	1,152

Total income tax benefit	$(71)

        For the years ended December 31, 2012 and 2011, the calculation is not applicable as the Company was not subject to federal income taxes prior to the IPO.

        The Company is subject to federal, state and local income and franchise taxes. As such, deferred income taxes result from temporary differences between the carrying amounts of assets and liabilities of the Company for financial reporting purposes and the amounts used for income tax purposes. Deferred tax assets and liabilities are measured using enacted tax rates in effect in the years in which those temporary differences are expected to reverse.

        Significant components of the Company's deferred tax assets and deferred tax liabilities consisted of the following:

	As of December 31,
(in thousands of dollars)	2013	2012
Deferred tax assets
Investment in consolidated subsidiary JEH	$526	$—
Net operating loss	649	—
Alternative minimum tax credits	86	—
State deferred tax asset	52	—

Total deferred tax assets	1,313	—

Deferred tax liabilities
State deferred tax liability	3,093	1,936

Total deferred tax liabilities	3,093	1,936

Net deferred tax assets (liabilities)	(1,780)	(1,936)
Valuation allowance	—	—

Net deferred tax assets (liabilities)	$(1,780)	$(1,936)

        The Company has a federal net operating loss carry-forward totaling $1.8 million and state net operating loss carry-forward of $0.4 million, both expiring in 2033. No valuation allowance has been recorded as management believes that there is sufficient future taxable income to fully utilize its deferred tax assets. This future taxable income will arise from reversing temporary differences due to the excess of the book carrying value of oil and gas properties over their corresponding tax basis. The Company may elect to capitalize intangible drilling costs, rather than expensing these costs, in order to prevent an operating loss carry-forward from expiring unused.

        Separate federal and state income tax returns are filed for Jones Energy, Inc. and Jones Energy Holdings, LLC. JEH's Texas franchise tax returns are subject to audit for 2009, 2010, 2011, and 2012. The tax years 2010 through 2013 remain open to examination by the major taxing jurisdictions to which the Company is subject. The Company is not currently under audit in any other major taxing jurisdiction.

        Accounting for uncertainty in income taxes prescribes a recognition threshold and measurement methodology for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. As of December 31, 2013 and December 31, 2012 there was no material liability or expense for the periods then ended recorded for payments of interest and penalties associated with uncertain tax positions or material unrecognized tax positions and the Company's unrecognized tax benefits were not material.